Reconciliation of Financial Statement to the Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 at December 31, 2025 and 2024:

(in millions)	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$836.8	$865.1
Less: Participant contributions receivable	0.8	1.0
Less: Employer contributions receivable	0.6	0.7
Add: Rounding	0.1	—
Net assets available for benefits per the Form 5500	835.5	863.4

The following is a reconciliation of changes within net assets available for benefits per the financial statements to the Form 5500 for the year ended December 31:

(in millions)	December 31, 2025
Net decrease per the financial statements	(28.3)
Contributions receivables:
End of year	(1.4)
Beginning of year	1.7
Rounding	0.1
Net loss per the Form 5500	$(27.9)